Debt issues - By currency (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Debt issues
Short-term debt	$ 32,328	$ 29,285
Long-term debt	136,956	127,288
AUD
Debt issues
Long-term debt	41,191	36,346
CHF
Debt issues
Long-term debt	2,554	3,358
EUR
Debt issues
Long-term debt	32,182	34,002
GBP
Debt issues
Long-term debt	5,695	3,202
JPY
Debt issues
Long-term debt	78	80
NZD
Debt issues
Long-term debt	3,483	3,324
USD
Debt issues
Long-term debt	50,258	45,288
Other
Debt issues
Long-term debt	1,515	1,688
Own issuances
Debt issues
Short-term debt	32,328	29,285
US commercial paper
Debt issues
Short-term debt	22,507	22,687
EUR Commercial Paper
Debt issues
Short-term debt	1,048
Senior Debt
Debt issues
Long-term debt	91,945	81,385
Senior Debt | AUD
Debt issues
Short-term debt	1,900	2,090
Senior Debt | EUR
Debt issues
Short-term debt	483
Senior Debt | GBP
Debt issues
Short-term debt	5,313	3,265
Senior Debt | USD
Debt issues
Short-term debt		564
Senior Debt | Other
Debt issues
Short-term debt	$ 1,077	$ 679